CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Development revenues:
Government contracts and other	$ 737	$ 917	$ 2,983	$ 3,722
Total development revenues	737	917	2,983	3,722
Operating expenses:
Research and development	1,426	1,395	5,523	5,073
Sales and marketing	114	294	643	1,341
General and administrative	1,363	2,098	5,579	6,700
In process research and development acquired from Azaya			0	1,686
Total operating expenses	2,903	3,787	11,745	14,800
Operating loss	(2,166)	(2,870)	(8,762)	(11,078)
Other income (expense):
Interest income	7	14	43	33
Interest expense	(515)	(423)	(1,922)	(2,049)
Change in fair value of warrants	210	0	2,233	0
Issuance cost of warrants			(470)	0
Total other expense	(298)	(409)	(116)	(2,016)
Loss from continuing operations	(2,464)	(3,279)	(8,878)	(13,094)
Loss from discontinued operations	(686)	(1,130)	(3,756)	(9,592)
Net loss	(3,150)	(4,409)	(12,634)	(22,686)
Net loss from continuing operations	$ (2,464)	$ (3,279)	(8,878)	(13,094)
Beneficial conversion feature for convertible preferred stock			2,487	3,977
Net loss from continuing operations allocable to common stockholders			(11,365)	(17,071)
Net loss from discontinued operations allocable to common stockholders			(3,756)	(9,592)
Net loss allocable to common stockholders			$ (15,121)	$ (26,663)
Basic and diluted net loss per share allocable to common stockholders – continuing operations	$ (6.98)	$ (27.24)	$ (65.37)	$ (263.53)
Basic and diluted net loss per share allocable to common stockholders – discontinued operations	(1.94)	(9.39)	(21.61)	(148.07)
Basic and diluted net loss per share allocable to common stockholders	$ (8.92)	$ (36.63)	$ (86.98)	$ (411.60)
Basic and diluted weighted average shares used in calculating net loss per share allocable to common stockholders	353,142	120,356	173,851	64,780
Comprehensive loss:
Net loss	$ (3,150)	$ (4,409)	$ (12,634)	$ (22,686)
Other comprehensive income – foreign currency translation adjustments	(140)	(281)	(169)	129
Comprehensive loss	$ (3,290)	$ (4,690)	$ (12,803)	$ (22,557)